UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 77.6%
	Aerospace & Defense - 0.4%
2,000	Rolls-Royce Holdings PLC - ADR (b)	$157,100

	Automobiles - 2.5%
16,600	Ford Motor Co.	245,514
21,000	General Motors Co.	670,740
		916,254
	Beverages - 3.6%
13,900	The Coca-Cola Co.	592,974
8,400	Constellation Brands, Inc. - Class A (a)	732,144
		1,325,118
	Building Products - 0.8%
11,200	USG Corp. (a)	307,888

	Capital Markets - 2.1%
1,180	BlackRock, Inc.	387,418
11,700	Morgan Stanley	404,469
		791,887
	Chemicals - 1.2%
1,000	Air Products & Chemicals, Inc.	130,180
3,000	Airgas, Inc.	331,950
		462,130
	Commercial Banks - 4.3%
2,220	M&T Bank Corp.	273,704
25,545	Wells Fargo & Co.	1,325,019
		1,598,723
	Construction Materials - 0.7%
2,000	Martin Marietta Materials, Inc.	257,880

	Consumer Finance - 1.0%
4,740	Capital One Financial Corp.	386,879

	Distributors - 0.6%
2,400	Genuine Parts Co.	210,504

	Diversified Financial Services - 1.1%
2,909	Berkshire Hathaway Inc. - Class B (a)	401,849

	Diversified Telecommunication Services - 2.0%
14,511	Verizon Communications Inc.	725,405

	Electric Utilities - 1.6%
4,000	American Electric Power Company. Inc. (AEP)	208,840
2,560	Duke Energy Corp.	191,411
4,300	Northeast Utilities	190,490
		590,741

	Electrical Equipment - 1.4%
8,227	Emerson Electric Co.	514,846

	Electronic Equipment, Instruments & Components - 2.1%
14,315	TE Connectivity Ltd. - (b)	791,476

	Food & Staples Retailing - 4.3%
4,590	Costco Wholesale Corp.	575,219
8,851	CVS Caremark Corp.	704,451
8,400	Whole Foods Market, Inc.	320,124
		1,599,794
	Health Care Providers & Services - 7.2%
12,920	Humana Inc.	1,683,347
6,300	UnitedHealth Group Inc.	543,375
3,700	WellPoint Inc.	442,594
		2,669,316
	Hotels, Restaurants & Leisure - 2.0%
8,000	Melco Crown Entertainment Ltd. - ADR (b)	210,320
7,202	Starbucks Corp.	543,463
		753,783
	Household Durables - 1.3%
15,700	KB Home	234,558
7,700	Lennar Corp. - B Shares	246,862
		481,420
	Industrial Conglomerates - 2.8%
7,299	3M Co.	1,034,122

	Internet Software & Services - 5.5%
5,200	Alibaba Group Holding Ltd. - ADR (a)(b)	462,020
6,250	Facebook, Inc. - Class A (a)	494,000
934	Google Inc. - Class A (a)	549,575
934	Google Inc. - Class C (a)	539,254
		2,044,849
	Media - 3.1%
2,950	Comcast Corp. - Special Class A	157,825
2,200	DIRECTV (a)	190,344
2,300	Discovery Communications Inc. - Class A (a)	86,940
2,300	Discovery Communications Inc. - Class C (a)	85,744
3,470	Viacom Inc. - Class A	267,225
4,300	The Walt Disney Co.	382,829
		1,170,907
	Oil, Gas & Consumable Fuels - 3.3%
2,961	Chevron Corp.	353,306
4,000	Noble Energy, Inc.	273,440
3,300	Range Resources Corp.	223,773
9,900	Spectra Energy Corp.	388,674
		1,239,193
	Pharmaceuticals - 3.2%
12,600	Novartis AG - ADR (b)	1,186,038

	Road & Rail - 4.9%
16,866	Union Pacific Corp.	1,828,612

	Semiconductors & Semiconductor Equipment - 0.8%
6,600	Texas Instruments Inc.	314,754

	Specialty Retail - 3.1%
19,343	The TJX Companies, Inc.	1,144,525

	Technology Hardware, Storage & Peripherals - 8.0%
27,636	Apple Inc.	2,784,327
5,800	Diebold, Inc.	204,856
		2,989,183
	Trading Companies & Distributors - 2.7%
22,000	Fastenal Co.	987,800

	TOTAL COMMON STOCKS (Cost $22,712,053)	28,882,976

	REITS - 1.5%
	Real Estate Investment Trusts (REITs) - 1.5%
1,700	Simon Property Group, Inc.	279,514
4,100	Ventas, Inc.	253,995
850	Washington Prime Group Inc.	14,858
	TOTAL REITS (Cost $537,527)	548,367

	EXCHANGE TRADED FUNDS - 5.3%
	Investment Companies - 5.3%
9,300	Financial Select Sector SPDR Fund	215,481
5,400	iShares Credit Bond ETF	596,808
5,600	iShares MSCI EAFE ETF	359,072
2,925	iShares Russell 2000 Growth ETF	379,343
4,700	iShares Russell Mid-Cap Growth ETF	415,245
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,916,919)	1,965,949

	ASSET BACKED SECURITIES - 0.2%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
57,700	7.707%, 10/02/2022 (Acquired 7/19/2005, Cost $57,744) (c)(d)	64,982
	Federal Express Corp. 1993 Pass Through Trust
3,919	8.760%, 05/22/2015	4,036
	TOTAL ASSET BACKED SECURITIES (Cost $61,681)	69,018

	CORPORATE BONDS - 15.6%
	Beverages - 1.2%
	The Coca-Cola Co.
450,000	1.650%, 11/01/2018	447,129

	Commercial Banks - 1.9%
	Royal Bank of Canada (b)
700,000	2.200%, 07/27/2018	708,906

	Consumer Finance - 0.9%
	Toyota Motor Credit Corp.
350,000	1.250%, 10/05/2017	348,063

	Diversified Financial Services - 2.1%
	Berkshire Hathaway Finance Corp.
300,000	5.400%, 05/15/2018	336,940
450,000	1.550%, 02/09/2018	449,458
		786,398
	Educational Services - 2.4%
	Princeton University
800,000	4.950%, 03/01/2019	903,303

	Food & Staples Retailing - 2.3%
	Wal-Mart Stores, Inc.
800,000	4.125%, 02/01/2019	873,847

	Internet & Catalog Retail - 0.9%
	Amazon.com, Inc.
350,000	1.200%, 11/29/2017	346,573

	Oil & Gas & Consumable Fuels - 1.2%
	CNOOC Finance 2013 Ltd. (b)
450,000	1.750%, 05/09/2018	443,437

	Oil, Gas & Consumable Fuels - 0.1%
	Petroldrill Four Ltd.
33,371	4.620%, 04/15/2016	34,168

	Pharmaceuticals - 1.3%
	Eli Lilly & Co.
450,000	5.200%, 03/15/2017	494,029

	Software - 1.1%
	Microsoft Corp.
400,000	0.875%, 11/15/2017	395,443

	Transportation - 0.2%
	The Burlington Northern and Santa Fe Railway Co 2002-1 Pass Through Trust
55,499	5.943%, 01/15/2022	60,554
	TOTAL CORPORATE BONDS (Cost $5,865,067)	5,841,850

	US TREASURY BILL - 0.2%
	U.S. Treasury Bills - 0.2%
	United States Treasury Bills
61,000	0.027%, 03/19/2015	60,992
1,000	0.023%, 03/26/2015	1,000
	TOTAL US TREASURY BILL (Cost $61,997)	61,992

	Total Investments (Cost $31,155,244) - 100.2%	37,370,152
	Liabilities in Excess of Other Assets - (0.2)%	(91,218)
	TOTAL NET ASSETS - 100.0%	$37,278,934

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of these securities amounted to $3,959,297 (10.6% of net assets) at September 30, 2014.
(c)	Restricted Security. The total value of restricted securities is $64,982 (0.2% of net assets) at September 30, 2014.
(d)	Illiquid Security. The total value of illiquid securities is $64,982 (0.2% of net assets) at September 30, 2014.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	31,155,244
Gross unrealized appreciation	6,971,599
Gross unrealized depreciation	(756,691)
Net unrealized appreciation	6,214,908

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at September 30, 2014

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	69,018	-	69,018
Common Stocks	28,882,976	-	-	28,882,976
Corporate Bonds	-	5,841,850	-	5,841,850
Exchange Traded Funds	1,965,949	-	-	1,965,949
REITS	548,367	-	-	548,367
Short-Term Investments	-	61,992	-	61,992
Total**	31,397,292	5,972,860	-	37,370,152

There were no transfers between Level 1, Level 2 and Level 3 the period ended September 30, 2014 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the year ended September 30, 2014.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President & Treasurer

Date October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President & Treasurer

Date October 30, 2014